Deferred Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Contract with Customer, Liability [Abstract]
Schedule of change in deferred revenue
The change in deferred revenue was as follows for the periods indicated:

	Nine Months Ended September 30, 2023	Year Ended December 31, 2022
Deferred revenue, beginning of period	$930,436	$1,060,040
Billings	3,401,102	5,040,665
Revenue recognized (prior year deferred revenue)	(915,931)	(1,004,697)
Revenue recognized (current year deferred revenue)	(2,524,599)	(4,165,572)

Deferred revenue, end of period	$891,008	$930,436

The change in deferred revenue was as follows for the years indicated:

	December 31,
	2022	2021
Deferred revenue, beginning of period	$1,060,040	$604,134
Billings	5,040,665	5,127,696
Revenue recognized (prior year deferred revenue)	(1,004,697)	(482,126)
Revenue recognized (current year deferred revenue)	(4,165,572)	(4,304,195)
Deferred revenue balance acquired (Demio)	—	114,531

Deferred revenue, end of period	$930,436	$1,060,040